Loans (Finance Receivables On Non-accrual Status) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	$ 218.4	$ 240.7
Repossessed assets	6.2	7.0
Total non-performing assets	224.6	247.7
Accruing loans past due 90 days or more	10.6	9.9
Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	171.6	200.0
Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	46.8	40.7
Subtotal [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	167.2	182.7
Subtotal [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	167.2	182.4
Subtotal [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans		0.3
Non-Strategic Portfolios [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	51.2	58.0
Non-Strategic Portfolios [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	4.4	17.6
Non-Strategic Portfolios [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	46.8	40.4
Transportation Finance [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	15.6	14.3
Transportation Finance [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	15.6	14.3
International Finance [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	20.3	21.0
International Finance [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	20.3	21.0
Corporate Finance [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	63.7	83.8
Corporate Finance [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	63.7	83.5
Corporate Finance [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans		0.3
Equipment Finance [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	65.7	59.4
Equipment Finance [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	65.7	59.4
Commercial Services [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	1.9	4.2
Commercial Services [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	$ 1.9	$ 4.2